ANNUAL REPORT

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

December 31, 2022

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2022

Delaware VIP Fund for Income
Assets:
Investments at fair value	$2,670,195

Total assets	$2,670,195

Total net assets	$2,670,195

Units outstanding	212,333

Investment shares held	502,861
Investments at cost	$3,254,052

	Unit Value	Units Outstanding
Variable Annuity Fund A	$12.575	212,333

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

STATEMENT OF OPERATIONS

For the year ended December 31, 2022

Delaware VIP Fund for Income
Income:
Dividends	$168,894
Expenses:
Mortality and administrative expenses	22,379

Net investment income (loss)	146,515

Realized gains (losses) on investments
Realized (loss) on sale of fund shares	(76,696)
Realized gain distributions	45,492

Realized (loss)	(31,204)

Change in unrealized appreciation (depreciation) during the year	(506,770)

Net increase (decrease) in net assets from operations	$(391,459)

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2022 and 2021

	Delaware VIP Fund for Income
	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$146,515	$173,160
Realized gain distributions	45,492	-
Realized gains (losses)	(76,696)	(24,631)
Unrealized appreciation (depreciation) during the year	(506,770)	8,158

Net increase (decrease) in net assets from operations	(391,459)	156,687

Contract transactions:
Net insurance premiums from contract owners	-	930
Transfers for contract benefits and terminations	(377,082)	(841,931)

Net increase (decrease) in net assets resulting from contract transactions	(377,082)	(841,001)

Total increase (decrease) in net assets	(768,541)	(684,314)

Net assets at beginning of period	3,438,736	4,123,050

Net assets at end of period	$2,670,195	$3,438,736

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 1—Organization

First Investors Life Variable Annuity Fund A (“Separate Account A”, the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, “we” or “us”). NNY, domiciled in the State of New York, is a wholly-owned subsidiary of the Nassau Companies of New York (“NCNY” or the _Parent_) and an indirect subsidiary of Nassau Financial Group, L.P. (“Nassau”). Nassau is a financial services company providing life insurance and annuities, reinsurance and asset management.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Delaware VIP Fund Series portfolios:

Fund for Income.

NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ( SEC ). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities.

Note 2—Significant Accounting Policies

A.     Basis of Presentation

The financial statements of Separate Account A are presented in conformity with U.S. generally accepted accounting principles (“GAAP”) based on guidance in Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

Fair Value Measurements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 2—Significant Accounting Policies (Continued)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of investments in Separate Account A is determined using valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the Financial Accounting Standards Board (“FASB”). The three levels of inputs within this hierarchy are described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account A has the ability to access.

•

Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account A’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

B.	Investment income

Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date. Realized gains and losses are recorded on a trade date basis. Reinvested realized gain distributions are recorded when received. Average cost is used as the basis of investments held and sold. The change in the value of the Fund is recorded as unrealized appreciation or depreciation and is included in the accompanying statement of operations.

C.	Federal Income taxes

The operations of Separate Account A are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of Separate Account A to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to Separate Account A for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

D.	Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic, such as possibility for elevated mortality and investment market volatility.

E.	Investments

Shares of the Fund held by the subaccount of Separate Account A are valued at net asset value (“NAV”) per share of the Fund, which values the underlying investment securities at fair value on a daily basis. The NAV is a Level 1 input within the FASB fair value hierarchy since there is a readily determinable market, there are no restrictions on the Fund’s redemption and sufficient transaction volumes exists. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value. Investment transactions are accounted for on a trade date basis and average cost is the basis followed in determining the cost of investments sold for financial statement purposes.

Note 3—Investments

The cost of purchases totaled $222,922 and proceeds from sales totaled $407,998 for the year ended December 31, 2022.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND A

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 4—Changes in Units

The net decrease in units of 29,042 during 2022 is comprised of 703 units issued and 29,745 units redeemed. The net decrease in units of 60,180 during 2021 is comprised of 66 units issued and 60,246 units redeemed.

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2022, 2021, 2020, 2019, and 2018 follows:

	At December 31,			For the periods ended December 31,

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]
Delaware VIP Fund for Income
2022	212	12.575	2,670	5.68%	0.75%	(11.73%)
2021	241	14.246	3,439	5.25%	0.75%	4.09%
2020	302	13.686	4,123	5.99%	0.75%	7.14%
2019	393	12.774	5,016	6.75%	0.75%	11.94%
2018	440	11.412	5,035	6.43%	0.75%	( 3.31%)

1. These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

2. These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3. These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

Note 6—Mortality and Expense Risks and Deductions

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, NNY deducts an amount equal on an annual basis to 0.75% of the daily net asset value of Separate Account A. This deduction is assessed through a reduction of unit values. An additional administrative charge of $7.50 may be deducted annually by NNY from the Accumulated Value of Deferred Annuity Contracts, which have an Accumulated Value of less than $1,500 due to partial surrenders and would be assessed through a redemption of units. There was no deduction under this provision during 2022.

Note 7—Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of First Investors Life Variable Annuity Fund A:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Delaware VIP Fund for Income that comprises First Investors Life Variable Annuity Fund A (the Separate Account) as of December 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual fund. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 14, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

KPMG LLP

1 Financial Plaza 755 Main Street, 11th Floor

Hartford, CT 06103

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

Nassau Life Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4258 © 2022 The Nassau Companies of New York	12-22